Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of property, plant and equipment [Abstract]
Depreciation expenses	$ 18,513	$ 18,527	$ 20,468